Securities - Amortized cost and estimated fair value of securities with gross unrealized gains and losses (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-Sale:
Amortized cost	$ 17,875	$ 19,974
Gross unrealized gains	45	101
Gross unrealized losses	(173)	(107)
Fair Value	17,747	19,968
Held-to-Maturity:
Amortized cost	7,420	12,979
Gross unrealized gains	38	244
Gross unrealized losses	(74)	(1)
Fair Value	7,384	13,222
U.S. Government and agency obligations
Available-for-Sale:
Amortized cost	8,106	6,000
Gross unrealized gains	3
Gross unrealized losses	(110)	(32)
Fair Value	7,999	5,968
Held-to-Maturity:
Amortized cost	745	6,793
Gross unrealized gains	13	129
Gross unrealized losses
Fair Value	758	6,922
Mortgage-backed securities - residential
Available-for-Sale:
Amortized cost	9,769	13,974
Gross unrealized gains	42	101
Gross unrealized losses	(63)	(75)
Fair Value	9,748	14,000
Held-to-Maturity:
Amortized cost	745	1,535
Gross unrealized gains	13	39
Gross unrealized losses
Fair Value	758	1,574
State and Municipal securities
Held-to-Maturity:
Amortized cost	6,675	4,651
Gross unrealized gains	25	76
Gross unrealized losses	(74)	(1)
Fair Value	$ 6,626	$ 4,726